SCHEDULE OF EFFECTIVE INCOME TAX RATES RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax benefit at U.S. statutory rate	$ (2,515,184)	$ (1,021,163)
State taxes, net of federal benefit	(89,264)	(260,154)
Change in fair value of convertible bridge notes and derivatives		792,877
PPP loan forgiveness	(30,018)
Gain on extinguishment of liabilities	238,260
Other permanent differences		60,941
Change in valuation allowance	520,692	427,499
Total income tax expenses